RELATED PARTY TRANSACTIONS (Details) $ in Thousands		6 Months Ended
	Mar. 18, 2021	Jun. 30, 2025 USD ($) cofounder	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Net revenue		$ 132,274	$ 131,582
Cost of goods sold		39,805	37,404
Milk Makeup
Related Party Transaction [Line Items]
Net revenue		60,858	63,218
Net product sales
Related Party Transaction [Line Items]
Net revenue		130,116	129,181
Net product sales | Milk Makeup
Related Party Transaction [Line Items]
Net revenue		60,858	63,218
Related Party
Related Party Transaction [Line Items]
Accounts receivable, net		739		$ 792
Related Party | Milk Makeup
Related Party Transaction [Line Items]
Administrative expenses		$ 200	200
Number of cofounders with influencer agreements | cofounder		1
Influencer fees		$ 100	100
Obagi China Business | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net		700		$ 800
Obagi China Business | Related Party | Supply Commitment
Related Party Transaction [Line Items]
Net revenue		0	1,100
Cost of goods sold			300
Obagi China Business | Related Party | Net product sales
Related Party Transaction [Line Items]
Net revenue		$ 0
Obagi China Business | Related Party | Net product sales | Maximum
Related Party Transaction [Line Items]
Net revenue			100
Cedarwalk | Waldencast plc | Related Party | Class A Ordinary Shares | Obagi China Business
Related Party Transaction [Line Items]
Ownership interest in fully diluted Class A ordinary shares (percent)		25.30%
Related Party
Related Party Transaction [Line Items]
Indemnification agreements payments		$ 100	$ 700
Private Placement Warrants | Related Party
Related Party Transaction [Line Items]
Warrant exercise period	30 days